Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of the carrying amounts of financial assets
The following table shows the carrying amounts of financial assets and financial liabilities:

Financial assets
	December 31, 2017	December 31, 2016
Cash and cash equivalents	14,973,369	32,422,222
Loans and receivables
Other receivables	79,840	134,900
Total financial assets	15,053,209	32,557,122

Financial liabilities
At amortized cost
Trade and other payables	1,200,820	1,837,997
Accrued expenses	4,395,609	4,652,033
Loan	10,126,406	12,364,204
At fair value through profit and loss
Derivative financial instruments	1,836,763	117,132
Total financial liabilities	17,559,598	18,971,366

Disclosure of the carrying amounts of financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities:

Financial assets
	December 31, 2017	December 31, 2016
Cash and cash equivalents	14,973,369	32,422,222
Loans and receivables
Other receivables	79,840	134,900
Total financial assets	15,053,209	32,557,122

Financial liabilities
At amortized cost
Trade and other payables	1,200,820	1,837,997
Accrued expenses	4,395,609	4,652,033
Loan	10,126,406	12,364,204
At fair value through profit and loss
Derivative financial instruments	1,836,763	117,132
Total financial liabilities	17,559,598	18,971,366

Disclosure of remaining contractual maturities of non-derivative financial liabilities
The table below analyses the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2017 and 2016. The amounts disclosed in the table are the undiscounted cash flows:

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2017
Trade and other payables	1,200,820	1,200,820	—	—	1,200,820
Accrued expenses	4,395,609	4,395,609	—	—	4,395,609
Loan and borrowings	10,126,406	1,349,531	9,446,716	1,166,225	11,962,472
Derivative financial instruments	1,836,763	—	—	1,836,763	1,836,763
Total	17,559,598	6,945,960	9,446,716	3,002,988	19,395,664

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2016
Trade and other payables	1,837,997	1,837,997	—	—	1,837,997
Accrued expenses	4,652,033	3,632,752	1,019,281	—	4,652,033
Loan and borrowings	12,364,204	311,013	8,725,772	6,834,249	15,871,034
Derivative financial instruments	117,132	—	—	117,132	117,132
Total	18,971,366	5,781,762	9,745,053	6,951,381	22,478,196

Disclosure of remaining contractual maturities of derivative financial liabilities
The table below analyses the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2017 and 2016. The amounts disclosed in the table are the undiscounted cash flows:

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2017
Trade and other payables	1,200,820	1,200,820	—	—	1,200,820
Accrued expenses	4,395,609	4,395,609	—	—	4,395,609
Loan and borrowings	10,126,406	1,349,531	9,446,716	1,166,225	11,962,472
Derivative financial instruments	1,836,763	—	—	1,836,763	1,836,763
Total	17,559,598	6,945,960	9,446,716	3,002,988	19,395,664

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2016
Trade and other payables	1,837,997	1,837,997	—	—	1,837,997
Accrued expenses	4,652,033	3,632,752	1,019,281	—	4,652,033
Loan and borrowings	12,364,204	311,013	8,725,772	6,834,249	15,871,034
Derivative financial instruments	117,132	—	—	117,132	117,132
Total	18,971,366	5,781,762	9,745,053	6,951,381	22,478,196

Disclosure of fair value measurement of liabilities

Financial assets / liabilities	Fair values as at		Fair value hierarchy	Valuation technique(s) and key input(s)
	December 31, 2017	December 31, 2016
Derivative financial liabilities	Liability 1,836,763	Liability 117,132	Level 2
Black-Scholes option pricing model

The share price is determined by our NASDAQ quoted-price. The strike price and maturity are coming from the contract. The volatility assumption is driven by our historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

			Non-cash changes
	01.01.2017	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2017
Derivative financial instrument	117,132	5,091,817	(3,372,186)	—	1,836,763
Loans	12,364,204	(2,087,076)	—	(150,722)	10,126,406
Total	12,481,336	3,004,741	(3,372,186)	(150,722)	11,963,169

1) The financing cash flows are from loan repayment and from issuance of new derivative 2) Internal rate of return changes and fx-difference

Disclosure of maximum exposure to credit risk
The Group’s maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statement of financial position:

	December 31, 2017	December 31, 2016
Financial assets
Cash and cash equivalents	14,973,369	32,442,222
Other receivables	79,840	134,900
Total	15,053,209	32,577,122

Disclosure of quantitative data about the exposure of financial assets and liabilities to currency risk
The summary of quantitative data about the exposure of the Group’s financial assets and liabilities to currency risk was as follows:

	2017		2016
in CHF	USD	EUR	USD	EUR
Cash and cash equivalents	13,901,698	116,942	31,124,874	444,075
Trade and other payables	(365,999)	(426,050)	(501,249)	(847,892)
Accrued expenses	(1,750,752)	(1,692,946)	(1,031,096)	(2,964,552)
Loan and borrowings	(10,126,406)	—	(12,364,204)	—
Derivative financial instruments	(1,836,763)	—	(117,132)	—
Net statement of financial position exposure -asset/(liability)	(178,222)	(2,002,054)	17,111,193	(3,368,369)